Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount [member]
Disclosure Of Intangible Assets [Line Items]
Brand names	$ 47.8
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life	9.90%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life	12.10%
Trademarks
Disclosure Of Intangible Assets [Line Items]
Intangible assets, estimated value in use	$ 48.2
Trademarks | Daseke
Disclosure Of Intangible Assets [Line Items]
Intangible assets, estimated value in use		$ 45.7
Discounted Cash Flow
Disclosure Of Intangible Assets [Line Items]
Debt leveraging interest rate	40.00%	40.00%
Market interest rate	8.80%	9.40%
Risk-free rate	3.70%	3.40%
Average growth rate	2.50%	2.50%
Terminal value growth rate	2.00%	2.00%